Business Combinations - Skysites Holdings S.A. (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 06, 2021	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Gross consideration				$ 2,729
Net cash consideration				1,910
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset				1,947
Trade and other payables				(921)
Total identifiable net assets acquired				2,729
Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets				$ 1,032
Skysites Holdings S.A.
Disclosure of detailed information about business combination [line items]
Percentage of business acquired	100.00%
Gross consideration	$ 40,611
Less: contingent consideration*	(4,169)
Less: cash in business at the date of acquisition	(2,775)
Net cash consideration	33,667
Identifiable assets acquired and liabilities assumed:
Capital work in progress	535
Customer related intangible asset	4,703
Right of use asset	9,675
Trade and other receivables	713
Trade and other payables	(1,132)
Provisions for other liabilities and charges	(2,548)
Lease liabilities	(10,071)
Deferred tax	(2,205)
Total identifiable net assets acquired	10,972
Goodwill	26,864
Revenue - post-acquisition		$ 3,033
Loss - post-acquisition		(267)
Contingent consideration released			$ 1,300
Remaining contingent consideration		$ 2,900	$ 2,900
Skysites Holdings S.A. | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets	11,276
Skysites Holdings S.A. | Land
Identifiable assets acquired and liabilities assumed:
Network assets	15
Skysites Holdings S.A. | Furniture and office equipment
Identifiable assets acquired and liabilities assumed:
Network assets	$ 11